Document and Entity Information	Apr. 30, 2020
Cover [Abstract]
Entity Registrant Name	ENTEGRIS INC
Amendment Flag	false
Entity Central Index Key	0001101302
Document Type	8-K
Document Period End Date	Apr. 30, 2020
Entity Incorporation State Country Code	DE
Entity File Number	001-32598
Entity Tax Identification Number	41-1941551
Entity Address, Address Line One	129 Concord Road
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	(978)
Local Phone Number	436-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	ENTG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false